FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 10 – FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The classification of each measurement within this hierarchy is based on the lowest-level significant input used in valuation. The three levels of the fair value hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly

Level 3 - Inputs that are not based on observable market data

The fair value of cash, prepaid expenses, accounts payable, advanced deposits, and note payable approximate their carrying values due to their short term to maturity. The investment in securities is recorded at the fair value through profit and loss using Level 1 inputs.

The warrant liabilities are measured at fair value through profit and loss using level 3 inputs (Note 3). During the years ended December 31, 2024 and 2023, there were no transfers between categories in the fair value hierarchy.

The Company's financial instruments are exposed in varying degrees to a variety of financial risks. The Board of Directors approves and monitors the risk management processes as follows:

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty fails to meet an obligation under contract. Credit risk exposure arises with respect to the Company's cash and cash equivalents, including cash and a guaranteed investment certificate held in a financial institution, and deposits. The risk exposure is limited because the Company places its cash and cash equivalents in institutions of high credit worthiness within Canada and the United States. The Company’s investment in securities is exposed to credit risk.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company does not hold any financial instruments with variable interest rates, other than cash equivalents and, therefore, is not exposed to significant interest rate risk.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities. As the Company’s operations do not generate cash, financial liabilities are discharged using funding through the issuance of common shares or debt as required. As at June 30, 2025, the Company had sufficient cash on hand to discharge its financial liabilities as they become due but will require additional funding to continue operations.

Commodity price risk

The Company’s ability to raise capital to fund exploration or development activities is subject to risks associated with fluctuations in the market price of gold. The Company closely monitors commodity prices to determine the appropriate course of action to be taken.

Foreign exchange risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The Company is exposed to foreign currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in its functional currency. The Company does not manage currency risk through hedging or other currency management tools. At June 30, 2025, the Company is exposed to foreign exchange risk through its warrant liability and certain payables. The Company does not consider exposure to foreign exchange risk to be material.